Cohen and Steers Preferred and Income Opportunities Active ETF N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COHEN & STEERS ETF TRUST
Entity Central Index Key	0001590402
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 01, 2025